3. SIGNIFICANT ACCOUNTING POLICIES: Property Plant & Equipment (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Property Plant & Equipment

Property Plant & Equipment

Property Plant and Equipment are recorded at its acquisition cost, which includes the costs of bringing the equipment to the condition and location for its intended use. Property Plant and Equipment are depreciated using the straight-line method over the estimated useful life of the related asset. Our German fixed assets are depreciated according to the German fixed assets laws and then written off in five years. Our equipment includes computers and related equipment and has a useful life of five years.